Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Deficit
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	500,000,000	500,000,000	500,000,000
Common Stock, Shares Issued	103,097,783	71,153,300	71,133,300
Common Stock, Shares Outstanding	103,097,783	71,153,300	71,133,300
Series A Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Sock, Shares Authorized	100,000,000	100,000,000	100,000,000
Peferred Stock, Shares Issued	62,138,680	62,138,680	62,119,080
Preferred Stock, Shares Outstanding	62,138,680	62,138,680	62,119,080